NOTES PAYABLE (Details Narrative)																							3 Months Ended				12 Months Ended
	Nov. 04, 2024 USD ($)	Sep. 04, 2024 USD ($) Days shares	Jul. 12, 2024 shares	Jun. 20, 2024 shares	Jun. 07, 2024 shares	May 29, 2024 shares	Apr. 03, 2024 shares	Mar. 20, 2024 shares	Mar. 06, 2024 shares	Feb. 21, 2024 shares	Feb. 02, 2024 shares	Jan. 10, 2024 shares	Jan. 03, 2024 shares	Dec. 20, 2023 shares	Dec. 11, 2023 shares	Nov. 27, 2023 shares	Nov. 10, 2023 shares	Oct. 27, 2023 shares	Oct. 13, 2023 shares	Sep. 12, 2023 USD ($)	Jan. 13, 2022 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 shares	Dec. 31, 2023 shares	Sep. 30, 2024 USD ($)	Dec. 16, 2019 USD ($)
Short-Term Debt [Line Items]
Principal amount		$ 250,000																						$ 0
Monthly payments																					$ 5,000
Number of shares issued | shares		500,000	135,242	75,301	62,207	66,185	52,763	49,230	44,503	52,569	40,229	82,643	94,883	82,686	43,297	33,989	31,732	35,785	16,710
Common Stock [Member]
Short-Term Debt [Line Items]
Trading price percentage		90.00%
Trading days | Days		20
Number of shares issued | shares																							135,242	52,763	94,883	16,710
Purchase Agreement [Member]
Short-Term Debt [Line Items]
Number of shares issued | shares		500,000
Cancellation of commitment shares | shares		350,000
Purchase Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt maturity date	Sep. 04, 2025
Guarnteed interest rate	10.00%
Guarnteed interest amount	$ 25,000
Monthly payments	$ 27,500
David Koos [Member]
Short-Term Debt [Line Items]
Due and payable amount																							$ 1,708				$ 1,708
Interest rate																											15.00%
Cash consideration																							1,708				$ 1,708
Zander Therapeutics, Inc. [Member]
Short-Term Debt [Line Items]
Due and payable amount																							15,000				$ 15,000	$ 75,900
Interest rate																						10.00%					10.00%
Principal amount																						$ 350,000						$ 340,000
Cash consideration																						$ 350,000	40,000				$ 40,000
Guarnteed interest rate																						60.00%
Zander Therapeutics, Inc. [Member] | May 3, 2025 [Member]
Short-Term Debt [Line Items]
Due and payable amount																							15,000				$ 15,000
Interest rate																											10.00%
Debt maturity date																											May 03, 2025
Zander Therapeutics, Inc. [Member] | June 5, 2025 [Member]
Short-Term Debt [Line Items]
Due and payable amount																							25,000				$ 25,000
Interest rate																											10.00%
Debt maturity date																											Jun. 05, 2025
Bostonia Partners, Inc. [Member]
Short-Term Debt [Line Items]
Due and payable amount																							48,500				$ 48,500
Interest rate																											10.00%
Debt maturity date																											Mar. 10, 2024
Cash consideration																							48,500				$ 48,500
Coventry Enterprises LLC [Member]
Short-Term Debt [Line Items]
Cash consideration																							$ 250,000				$ 250,000
Proceeds from notes payable																				$ 152,000
Repayments of notes payable																				152,000
Interest amount																				$ 175,000
Coventry Enterprises LLC [Member] | Purchase Agreement [Member] | Unsecured Promissory Note [Member]
Short-Term Debt [Line Items]
Unsecured promissory note		10.00%
Principal amount		$ 250,000
Cash consideration		$ 200,000